Income Taxes (Tables) - Athena Technology Solutions Holdings, LLC [Member]	12 Months Ended
Dec. 31, 2025
Income Taxes [Line Items]
Schedule of (Loss) income before income taxes
(Loss) income before income taxes for the years ended December 31, 2025 and 2024 consisted of the following:

(In thousands)	Year Ended December 31,
	2025	2024
United States	$(16,609)	$78,930
Foreign	—	26

(Loss) income before income taxes	$(16,609)	$78,956

Schedule of summarizes the differences between the reported provision for income taxes and income tax expense
The following table summarizes the differences between the reported provision for income taxes and income tax expense at the United States statutory rate of 21% as of December 31, 2025:

(In thousands)	Year Ended December 31, 2025
	Amount	Rate
Income tax expense at federal statutory rate	$(3,488)	21.0%
State and local income taxes, net of federal tax benefit *	41	(0.2)%
Change in valuation allowance	392	(2.4)%
Effect of flow-through entity	3,148	(19.0)%
Other	78	(0.5)%

Income tax expense	$171	(1.1)%

*	State taxes in Virginia made up the majority (greater than 50%) of the tax effect in this category

The following table summarizes the differences between the reported provision for income taxes and income tax expense at the United States statutory rate of 21% as of December 31, 2024:

(In thousands)	Year Ended December 31, 2024
Income tax expense at federal statutory rate	$16,580
State and local income taxes, net of federal tax benefit	(108)
Effect of flow-through entity	(17,170)
Foreign tax effects	1
Change in valuation allowance	800
Other, net	260

Income tax expense	$363

Schedule of the provision for income taxes
The provision for income taxes for the years ended December 31, 2025 and 2024 consisted of the following:

(In thousands)	Year Ended December 31,
	2025	2024
Current
U.S. federal	$70	$139
State	(43)	(45)
Foreign	—	9

Total current	27	103

Deferred
U.S. federal	95	178
State	49	82
Foreign	—	—

Total deferred	144	260

Provision for income taxes	$171	$363

Schedule of Significant components of the deferred income tax assets and liabilities
Significant components of the deferred income tax assets and liabilities at December 31, 2025 and 2024 were as follows:

(In thousands)	December 31,
	2025	2024
Deferred income tax assets:
Accrued expenses and other current liabilities	$227	$244
R&D costs	—	860
Intangible assets	110	—
Lease liabilities	134	143
NOL and tax credit carryforwards	1,436	783
Interest deduction carryforwards	1,053	781

Total deferred income tax assets	2,960	2,811
Less: valuation allowance	(2,907)	(2,431)

Total deferred income tax assets, net	$53	$380

Deferred income tax liabilities:
Intangible assets	$—	$(140)
ROU assets	(127)	(135)
Property and equipment	(16)	(51)

Total deferred income tax liabilities	(143)	(326)

Net deferred income tax (liabilities) assets	$(90)	$54

Schedule of total income taxes paid (net of refunds received)
Income taxes paid during the year ended December 31, 2025 that exceeded 5 percent of total income taxes paid (net of refunds received) in the following jurisdictions were as follows:

(In thousands)	Year Ended December 31, 2025
California	$29
Texas	24
Virginia	(137)
Other	1

Total income taxes paid (refunded)	$(83)

Summary of the change in the valuation allowance	The following table presents the change in the valuation allowance for the years ended December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Beginning balance	$2,431	$1,631
Change in valuation allowance in tax expense	476	800

Ending balance	$2,907	$2,431